Accumulated Other Comprehesive Loss (Tables)	12 Months Ended
Mar. 31, 2025
Accumulated Other Comprehesive Loss [Abstract]
Schedule of Accumulated Other Comprehesive Loss
	Accumulated Other Comprehensive Profit/(Loss)
	Before tax amount	Income tax (expense) or benefit	Net-of-tax	Total
	USD	USD	USD	USD
Balance at March 31, 2022	(62,210)	10,265	(51,945)	(51,945)
Change in unrealized loss on investment in marketable debt securities	61,714	(10,183)	51,531	51,531
Balance at March 31, 2023	(496)	82	(414)	(414)
Early redemption of investment in marketable debt securities	496	(82)	414	414
Balance at March 31, 2024	—	—	—	—
Foreign currency translation adjustments	(23,364)	—	(23,364)	(23,364)
Balance at March 31, 2025	(23,364)	—	(23,364)	(23,364)